Going Concern (Details) - USD ($)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Disclosure of Going Concern [Abstract]
Accumulated deficit	$ 11,488,032		$ 9,470,685
Cash used in operations	3,369,258	$ 503,754
Working capital deficit	$ 6,400,000